Financial Instruments - Fair Value Hierarchy - Additional Information (Detail)	12 Months Ended
Mar. 31, 2022
Disclosure Of Fair Value Measurement [Abstract]
Transfers between Level 1, Level 2 or Level 3 of fair value hierarchy, description	There were no transfers between Level 1, Level 2 and Level 3 during the year.